Submission	Nov. 13, 2026
Submission [Line Items]
Central Index Key	0000277135
Registrant Name	W.W. GRAINGER, INC.
Registration File Number	333-295653
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES